UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  March 31, 2008

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	May 9, 2008

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  46
Form 13F Information Table Value Total:  414470

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
AIG		COM	026874107	14350	331789	SH		SOLE		202430		129359
Amgen		COM	031162100	5920	141700	SH		SOLE		82700		59000
Applied MaterialCOM	038222105	6782	347630	SH		SOLE		212020		135610
Avon		COM	054303102	9768	247040	SH		SOLE		156940		90100
Bank of America	COM	060505104	486	12809	SH		SOLE		0		12809
Bank of NY	COM	064057102	6995	167632	SH		SOLE		152625		15007
Bed Bath&Beyond	COM	075896100	9303	315350	SH		SOLE		192580		122770
Caterpillar	COM	149123101	320	4085	SH		SOLE		0		4085
Cintas Corp	COM	172908105	10779	377680	SH		SOLE		230250		147430
Coca Cola 	COM	191216100	13316	218757	SH		SOLE		153670		65087
Deere		COM	244199105	311	3870	SH		SOLE		0		3870
Dell Inc	COM	24702R101	14280	716845	SH		SOLE		438360		278485
Eli Lilly 	COM	277461109	16497	319765	SH		SOLE		196630		123135
Fed. Nat'l Mtg	COM	313586109	17176	652570	SH		SOLE		408270		244300
Fifth Third Banc COM	316773100	11035	527480	SH		SOLE		323730		203750
Forest Lab	COM	345838106	6920	172955	SH		SOLE		105230		67725
Fortune Bnd	COM	349631101	298	4285	SH		SOLE		0		4285
Gannett Co	COM	364730101	8247	283890	SH		SOLE		172990		110900
GB&T Bancshares	COM	361462104	351	40762	SH		SOLE		0		40762
GE	 	COM	369604103	20277	547865	SH		SOLE		324830		223035
Home Depot 	COM	437076102	16724	597931	SH		SOLE		372207		225724
IBM		COM	459044103	18436	160120	SH		SOLE		97620		62500
Intel Corp 	COM	458140100	16020	756379	SH		SOLE		485200		271179
Johnson&Johnson	COM	478160104	225	3476	SH		SOLE		0		3476
Legg Mason, Inc	COM	524901105	9744	174070	SH		SOLE		106430		67640
Marsh&Mclennan 	COM	571748102	12945	531625	SH		SOLE		333765		197860
Maxim IntegratedCOM	57772K101	10421	511095	SH		SOLE		307920		203175
MGIC Investment	COM	552848103	5590	530890	SH		SOLE		334340		196550
Microsoft Corp 	COM	594918104	11265	396924	SH		SOLE		243130		153794
New York Times	CL A	650111107	9271	491070	SH		SOLE		323970		167100
Nokia Corp	COM	654902204	9409	295588	SH		SOLE		187210		108378
Northern Trust 	COM	665859104	6757	101650	SH		SOLE		97400		4250
Patterson Co	COM	703395103	11084	305335	SH		SOLE		194970		110365
Pfizer Inc	COM	717081103	17096	816832	SH		SOLE		505714		311118
Pitney Bowes	COM	724479100	10876	310579	SH		SOLE		199505		111074
Regions Fin	COM	7591EP100	6544	331337	SH		SOLE		194960		136377
SunTrust Bank	COM	867892101	216	3912	SH		SOLE		0		3912
Sysco Corp	COM	871829107	16263	560400	SH		SOLE		348690		211710
UPS		COM	911363109	6448	88310	SH		SOLE		52830		35480
Wachovia Corp 	COM	929903102	366	13554	SH		SOLE		0		13554
Walmart		COM	931142103	7075	134310	SH		SOLE		79790		54520
Waste Mgmt	COM	94106L109	6376	189980	SH		SOLE		121685		68295
Xerox	 	COM	984121103	8432	563239	SH		SOLE		366279		196960
XL Capital	COM	G98255105	9284	314185	SH		SOLE		192240		121945
Zimmer Holding	COM	98956P102	13874	178191	SH		SOLE		116435		61756
IShares TR	Lehman AGG 464287226	319	3105	SH		SOLE		0		3105